SUPPLEMENTAL CASH FLOW INFORMATION - SCHEDULE OF SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 16, 2015
Long-term Debt
Contingent consideration arrangements	$ 27,400	$ 300	$ 40,800
Cash paid (received) during the year for:
Interest	8,696	7,017	2,928
Income tax payments, including amounts paid to IAC for Match Group's share of IAC's consolidated tax liability	46,657	68,905	60,107
Income tax refunds	(1,583)	$ (3,826)	$ (647)
Senior Notes | Match Group Senior Notes
Long-term Debt
Senior notes				$ 445,200
IAC | Senior Notes | IAC Senior Notes
Long-term Debt
Senior notes	$ 445,300			$ 445,300